ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 1,355,599		$ 1,174,494
Non-current assets	213,268		186,341
Total assets	1,568,867		1,360,835
Current liabilities	434,360		327,302
Total liabilities	478,075		371,949
Net revenue	324,795	$ 293,338
Net profit	51,762	63,621
Net cash provided by (used in) operating activities	55,007	109,448
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	6,155		9,708
Non-current assets	100		183
Total assets	6,255		9,891
Current liabilities	6,032		6,919
Total liabilities	6,032		$ 6,919
Net revenue	20	365
Cost of revenue	16	200
Net profit	4	165
Net cash provided by (used in) operating activities	$ (555)	$ 785